Operating income (Tables)	3 Months Ended
Mar. 31, 2025
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Research tax credit ("CIR")	1,150	970
Subsidies	25	—
Other	12	24
Total operating income	1,186	994